Liabilities by Maturity - Schedule of Maturity of Non-Financial Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks		€ 37,330	[1]		€ 36,821	[1]	€ 31,964
Customer deposits	[1]	555,729			539,828
Financial liabilities at fair value through profit or loss
- other trading liabilities		9,687			47,683
- trading derivatives		21,528			25,913
- non-trading derivatives	[1]	2,299			2,331
- designated at fair value through profit or loss		59,179	[1]	€ 37,161	11,215	[1]
Debt securities in issue	[1]	119,751			96,086
Subordinated loans		13,724	[1]		15,968	[1]	€ 17,223
Financial liabilities		819,228			775,845
Other liabilities	[2]	15,524			18,889
Non-financial liabilities		15,524			18,889
Total liabilities		834,751			794,734	[1]
Coupon interest due on financial liabilities		16,918			23,273
Less than 1 month [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks	[3]	10,506			10,002
Customer deposits	[3]	515,094			494,701
Financial liabilities at fair value through profit or loss
- other trading liabilities	[3]	4,075			29,755
- trading derivatives	[3]	1,711			2,476
- non-trading derivatives	[3]	458			339
- designated at fair value through profit or loss	[3]	34,914			413
Debt securities in issue	[3]	4,066			3,296
Financial liabilities	[3]	570,824			540,982
Other liabilities	[2],[3]	10,560			9,773
Non-financial liabilities	[3]	10,560			9,773
Total liabilities	[3]	581,384			550,755
Coupon interest due on financial liabilities	[3]	1,005			1,109
1-3 months [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks		1,068			648
Customer deposits		17,354			17,190
Financial liabilities at fair value through profit or loss
- other trading liabilities		1,318			11,530
- trading derivatives		1,873			2,420
- non-trading derivatives		312			121
- designated at fair value through profit or loss		11,753			838
Debt securities in issue		20,961			14,657
Financial liabilities		54,639			47,404
Other liabilities	[2]	899			1,915
Non-financial liabilities		899			1,915
Total liabilities		55,538			49,319
Coupon interest due on financial liabilities		846			1,035
3-12 months [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks		1,940			1,687
Customer deposits		16,086			19,647
Financial liabilities at fair value through profit or loss
- other trading liabilities		1,465			1,866
- trading derivatives		3,680			4,520
- non-trading derivatives		252			226
- designated at fair value through profit or loss		4,115			1,353
Debt securities in issue		30,282			26,434
Financial liabilities		57,820			55,733
Other liabilities	[2]	2,455			4,240
Non-financial liabilities		2,455			4,240
Total liabilities		60,275			59,973
Coupon interest due on financial liabilities		2,340			2,852
1-5 years [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks		21,571			21,893
Customer deposits		4,695			5,761
Financial liabilities at fair value through profit or loss
- other trading liabilities		888			1,506
- trading derivatives		6,855			8,224
- non-trading derivatives		988			715
- designated at fair value through profit or loss		3,519			3,700
Debt securities in issue		41,068			37,717
Subordinated loans		1,713
Financial liabilities		81,297			79,516
Other liabilities	[2]	1,044			1,757
Non-financial liabilities		1,044			1,757
Total liabilities		82,341			81,273
Coupon interest due on financial liabilities		7,778			9,591
Over 5 Years [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks		2,242			2,591
Customer deposits		2,500			2,529
Financial liabilities at fair value through profit or loss
- other trading liabilities		1,655			2,390
- trading derivatives		6,035			5,947
- non-trading derivatives		866			886
- designated at fair value through profit or loss		4,921			5,058
Debt securities in issue		21,413			12,249
Subordinated loans		6,497			10,601
Financial liabilities		46,129			42,251
Other liabilities	[2]	566			1,204
Non-financial liabilities		566			1,204
Total liabilities		46,695			43,455
Coupon interest due on financial liabilities		4,661			8,686
Maturity not applicable [member]
Financial liabilities at fair value through profit or loss
Subordinated loans		5,339			5,176
Financial liabilities		5,339			5,176
Non-financial liabilities		0			0
Total liabilities		5,339			5,176
Coupon interest due on financial liabilities		287
Adjustment [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks	[4]	2
Financial liabilities at fair value through profit or loss
- other trading liabilities	[4]	286			636
- trading derivatives	[4]	1,374			2,326
- non-trading derivatives	[4]	(577)			44
- designated at fair value through profit or loss	[4]	(43)			(147)
Debt securities in issue	[4]	1,961			1,733
Subordinated loans	[4]	176			191
Financial liabilities	[4]	3,180			4,783
Non-financial liabilities	[4]	0			0
Total liabilities	[4]	€ 3,180			€ 4,783

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]	Includes Other liabilities, Current and deferred tax liabilities , and Provisions as presented in the Consolidated statement of fina ncial position.
[3]	Includes liabilities on demand.
[4]

This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).